Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	R$ 462	R$ 271
Due [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	460	269
Overdue [Member] | Overdue Less than 30 days [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	1	1
Overdue [Member] | 90 days [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	R$ 1	R$ 1